Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Expected volatility		58.18%
Risk-free interest rate
Expected term from grant date (in years)	0 years	2 years 5 months 5 days
Dividend rate
Fair value
Minimum [Member]
Risk-free interest rate		2.82%
Fair value		$ 4.60
Maximum [Member]
Risk-free interest rate		2.822%
Fair value		$ 9.48